Other Payables and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Payroll payable	$ 1,229,180	$ 864,458
Interest-free borrowing from third parties	80,100	80,100
Accrued expenses	90,651	72,079
Other	3,455	17,092
Other payables and other current liabilities	$ 1,403,386	$ 1,033,729